Fair Value of Financial Information	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Fair Value of Financial Information
Note 13: Fair Value of Financial Information
Fair Value of Financial Instruments
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:
Current assets and current liabilities—The carrying amounts reported on the Consolidated Balance Sheets for current assets and current liabilities, including revolving credit debt, due to the short-term maturities and variable interest rates, approximate their fair values.
Secured seller promissory note from the sale of the Homeowner Services Group—On February 13, 2026, the Company received payment of all amounts payable under the secured seller promissory note. See Note 5—Mergers, Acquisitions and Divestitures for additional information. As of December 31, 2025, the carrying amount reported on the Consolidated Balance Sheets for the secured seller promissory note was $795 million and the accounting fair value measurement approximated $798 million. The secured seller promissory note was classified as Level 3 within the fair value hierarchy.
Preferred stock with mandatory redemption requirements and long-term debt—The fair values of preferred stock with mandatory redemption requirements and long-term debt are categorized within the fair value hierarchy based on the inputs that are used to value each instrument. The fair value of long-term debt classified as Level 1 is calculated using quoted prices in active markets. Level 2 instruments are valued using observable inputs and Level 3 instruments are valued using observable and unobservable inputs.
Presented in the tables below are the carrying amounts, including fair value adjustments previously recognized in acquisition purchase accounting, and the fair values of the Company’s financial instruments:

	As of June 30, 2026
	Carrying Amount	At Fair Value
		Level 1	Level 2	Level 3	Total
Preferred stock with mandatory redemption requirements	$3	$—	$—	$3	$3
Long-term debt	14,489	12,697	30	623	13,350

	As of December 31, 2025
	Carrying Amount	At Fair Value
		Level 1	Level 2	Level 3	Total
Preferred stock with mandatory redemption requirements	$3	$—	$—	$3	$3
Long-term debt	14,256	11,653	1,065	616	13,334

Recurring Fair Value Measurements
Presented in the tables below are assets and liabilities measured and recorded at fair value on a recurring basis and their level within the fair value hierarchy:

	As of June 30, 2026
	Level 1	Level 2	Level 3	Total
Assets:
Restricted funds	$37	$—	$—	$37
Rabbi trust investments	36	—	—	36
Deposits	139	—	—	139
Other investments:
Money market and other	33	—	—	33
Fixed-income securities	1	2	—	3

Total assets	246	2	—	248

Liabilities:
Deferred compensation obligations	39	—	—	39

Total liabilities	39	—	—	39

Total assets	$207	$2	$—	$209

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Restricted funds	$41	$—	$—	$41
Rabbi trust investments	32	—	—	32
Deposits	124	—	—	124
Other investments:
Money market and other	20	—	—	20
Fixed-income securities	28	7	—	35
Mark-to-market derivative asset	—	2	—	2

Total assets	245	9	—	254

Liabilities:
Deferred compensation obligations	38	—	—	38

Total liabilities	38	—	—	38

Total assets	$207	$9	$—	$216

Restricted funds—The Company’s restricted funds primarily represent proceeds received from financings for the construction and capital improvement of facilities and from customers for future services under operation, maintenance and repair projects. Long-term restricted funds of $19 million and $20 million were included in other long-term assets on the Consolidated Balance Sheets as of June 30, 2026, and December 31, 2025, respectively.
Rabbi trust investments—The Company’s rabbi trust investments consist of equity and index funds from which supplemental executive retirement plan benefits and deferred compensation obligations can be paid. The Company includes these assets in other long-term assets on the Consolidated Balance Sheets.
Deposits—Deposits include escrow funds and certain other deposits held in trust. The Company includes cash deposits in other current assets on the Consolidated Balance Sheets.

Deferred compensation obligations—The Company’s deferred compensation plans allow participants to defer certain cash compensation into notional investment accounts. The Company includes such plans in other long-term liabilities on the Consolidated Balance Sheets. The value of the Company’s deferred compensation obligations is based on the market value of the participants’ notional investment accounts. The notional investments are comprised primarily of mutual funds, which are based on quoted prices for identical assets in active markets.
Mark-to-market
derivative assets and liabilities—The Company employs derivative financial instruments in the form of treasury lock agreements, classified as cash flow hedges, in order to fix the interest cost on existing or forecasted debt. The Company uses a calculation of future cash inflows and estimated future outflows, which are discounted, to determine the current fair value. Additional inputs to the present value calculation include the contract terms, counterparty credit risk, interest rates and market volatility. The Company includes mark-to-market
derivative assets in other current assets and
mark-to-market
derivative liabilities in other current liabilities on the Consolidated Balance Sheets.
Other investments—The Company maintains a Voluntary Employees’ Beneficiary Association trust for purposes of paying active union employee medical benefits (“Active VEBA”). The investments in the Active VEBA trust primarily consist of money market funds and available-for-sale
fixed-income securities.
The money market and other investments have original maturities of three months or less when purchased. The fair value measurement of the money market and other investments is based on quoted prices for identical assets in active markets and therefore included in the recurring fair value measurements hierarchy as Level 1.
The
available-for-sale
fixed-income securities are primarily investments in U.S. Treasury securities and government bonds. The majority of U.S. Treasury securities and government bonds have been categorized as Level 1 because they trade in highly-liquid and transparent markets. Certain U.S. Treasury securities are based on prices that reflect observable market information, such as actual trade information of similar securities, and are therefore categorized as Level 2, because the valuations are calculated using models which utilize actively traded market data that the Company can corroborate.
As of June 30, 2026, and December 31, 2025, the Company had current assets of $36 million and $55 million, respectively, included in Other on the Consolidated Balance Sheets for other investments measured and recorded at fair value. Unrealized holding gains and losses on available-for-sale
securities are excluded from earnings and reported in other comprehensive income until realized.
The following tables summarize the unrealized positions for
available-for-sale
fixed-income securities:

	As of June 30, 2026
	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale fixed-income securities	$3	$—	$—	$3

	As of December 31, 2025
	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale fixed-income securities	$36	$—	$1	$35
The fair value of the Company’s
available-for-sale
fixed-income securities, summarized by contractual maturities, as of June 30, 2026, is as follows:

Amount
Other investments - Available-for-sale fixed-income securities
1 year - 5 years	$1
5 years - 10 years	1
Greater than 10 years	1

Total	$3